Note 22 - Financial liabilities at amortized cost - Deposits from customers (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deposits From Customers [Line Items]
Customer deposits	€ 375,970	€ 376,379	€ 401,465
General Government [Member] | Of Which: Domestic currency deposits from customers [Member]
Deposits From Customers [Line Items]
Customer deposits	26,459	23,210	21,396
Demand Deposits [Member] | Of Which: Domestic currency deposits from customers [Member]
Deposits From Customers [Line Items]
Customer deposits	238,907	223,497	212,604
Savings Accounts [Member] | Of Which: Domestic currency deposits from customers [Member]
Deposits From Customers [Line Items]
Customer deposits	105,257	116,538	153,388
Repurchase Agreements [Member] | Of Which: Domestic currency deposits from customers [Member]
Deposits From Customers [Line Items]
Customer deposits	1,207	9,076	13,514
Subordinated Accounts [Member] | Of Which: Domestic currency deposits from customers [Member]
Deposits From Customers [Line Items]
Customer deposits	220	194	233
Other Accounts [Member] | Of Which: Domestic currency deposits from customers [Member]
Deposits From Customers [Line Items]
Customer deposits	3,920	3,864	330
Total [Member]
Deposits From Customers [Line Items]
Customer deposits	375,970	376,379	401,465
Total [Member] | Of Which: Domestic currency deposits from customers [Member]
Deposits From Customers [Line Items]
Customer deposits	184,934	184,150	189,438
Total [Member] | Of Which: Foreign currency deposits from customers [Member]
Deposits From Customers [Line Items]
Customer deposits	€ 191,036	€ 192,229	€ 212,027